LAND USE RIGHT (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012
LAND USE RIGHT [Abstract]
2013	$ 1,570,364
2014	1,570,364
2015	1,570,364
2016	1,570,364
2017	1,570,364
Over 5 years	23,145,669
Land use right, net	$ 30,997,489	$ 13,625,738